Schedule II Genworth Financial, Inc. (Parent Company Only) (Impact of Retrospective Accounting Changes on Balance Sheet I) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Investments in subsidiaries	$ 0	$ 0	$ 0
Total assets	112,075	113,312	112,187
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity	16,222	16,493	15,022
Parent Company
Assets:
Investments in subsidiaries		19,444	18,265
Total assets		21,750	20,308
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity		16,493	15,022
As originally reported
Assets:
Total assets			114,302	[1]
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity			16,541	[1]
As originally reported | Parent Company
Assets:
Investments in subsidiaries			19,784
Total assets			21,827
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity			16,541
Effect of DAC change
Assets:
Total assets			(2,131)
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity			(1,353)
Effect of DAC change | Parent Company
Assets:
Investments in subsidiaries			(1,353)	[2]
Total assets			(1,353)	[2]
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity			(1,353)	[2]
Effect of reserve change
Assets:
Total assets		28	16
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity		(133)	(120)
Effect of reserve change | Parent Company
Assets:
Investments in subsidiaries		(133)	(120)
Total assets		(133)	(120)
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity		(133)	(120)
Effect of premium restatement
Assets:
Total assets		0	0
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity		(44)	(46)
Effect of premium restatement | Parent Company
Assets:
Investments in subsidiaries		(44)	(46)
Total assets		(44)	(46)
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity		$ (44)	$ (46)

[1]	Originally reported has been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.
[2]	Deferred acquisition costs.